Schedule of Property, Equipment and Leasehold Improvement, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 10,422	¥ 9,445
Less: accumulated depreciation	(7,943)	(7,778)
Property, equipment and leasehold improvement, net	2,479	1,667
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	4,573	3,697
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	1,342	1,569
Electronic Equipment and Others [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 4,507	¥ 4,179